Expense Example, No Redemption (Vanguard Prime Money Market Fund Participant)	Vanguard Prime Money Market Fund Vanguard Prime Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	16
3 YEAR	52
5 YEAR	90
10 YEAR	205